Post-employment Benefits - Summary of Changes in Discount Rate (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Futura [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	R$ (34,743)
Discount rate, decrease	31,597
Comgas [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	(42,545)
Discount rate, decrease	R$ 48,426